Note 18 - Contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Contingencies Disclosure [Text Block]
18.	CONTINGENCIES

Legal Proceeding

The Company was involved in the litigation matter relating to its civil contract, as detailed below.

Taiwan Fertilizer Co., Ltd. (“TFC”) v. O
2
Micro Electronics, Inc. (“
O
2
Micro-Taiwan”)
TFC filed a civil lawsuit for breach of Residential Lease Contract in Taipei District Court against O
2
Micro-Taiwan, requesting O
2
Micro-Taiwan to pay compensatory damages. As of
December 31, 2019,
the accrued liability for estimated loss contingencies that we believe were probable and for which a reasonable estimate could be made was
$93,000,
recorded in accrued expenses and other current liabilities. The verdict affirmed on
September 10, 2020.
The Court supported the Company's defense; thus the Company did not
have to pay to TFC. The Company then reversed the accrued expenses and other current liabilities accordingly in
September 2020.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may
be in various jurisdictions and
may
involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not
expected to have a material adverse effect on its consolidated financial position or results of operations.
No
assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company's financial position or its results of operations.
No
provision for any litigation has been provided as of
December 31, 2020.